SHARE-BASED PAYMENT PLANS (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) acesses shares	Dec. 31, 2025 BRL (R$) € / shares	Dec. 31, 2024 BRL (R$)
SHARE-BASED PAYMENT PLANS
Weighted average share price | € / shares		€ 3.4930
Expense from share-based payment transactions with employees | R$	R$ 53,792		R$ 41,843
Consolidated liability balances of the share compensation plans | R$	R$ 154,736	€ 154,736	R$ 126,019
TFSP 2023-2025 cycle [Member]
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	280,500,000
Number of active executives	139
TFSP 2024-2026 cycle
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	256,000,000
Number of active executives	139
TFSP 2025-2027 cycle
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	236,500,000
Number of active executives	132
PSP Cycle 2023-2025
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	870,984,000
Number of active executives	90
Number of executives appointed under articles Bylaws	5
PSP Cycle 2024-2026
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	980,665,000
Number of active executives	107
Number of executives appointed under articles Bylaws	5
PSP 2024-2026 II cycle
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	1,007,632,000
Number of active executives	119
Number of executives appointed under articles Bylaws	5
PSP VIVO Cycle 2023-2025
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	810,838,000
Number of active executives	89
Number of executives appointed under articles Bylaws	5
PSP VIVO Cycle 2024-2026
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	780,530,000
Number of active executives	106
Number of executives appointed under articles Bylaws	5
PSP VIVO Cycle 2025-2027
SHARE-BASED PAYMENT PLANS
Number of shares that each unit consists | shares	1,043,205,000
Number of active executives	118
Number of executives appointed under articles Bylaws	5